Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Disclosure of financial assets [line items]
GBM Agile deposit	$ 0	$ 3,756,039
Trade and other receivables	96,132	3,896,729
Deposits held [member]
Disclosure of financial assets [line items]
Other current receivables	7,687	7,687
BAS receivables [member]
Disclosure of financial assets [line items]
Other current receivables	$ 88,445	$ 133,003